Summary of significant accounting policies- Others (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statutory reserves
Percentage of after-tax profit from subsidiaries incorporated in the PRC required to be appropriated to the statutory reserves	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%
Appropriation to the enterprise expansion fund and staff welfare and bonus fund	¥ 0
Interest income from interest-earning assets	18,806	¥ 20,449	¥ 24,868
Losses recognized in AOCI from derivative contracts and non derivative financial instruments	4,519	344
PRC
Statutory reserves
Appropriation to statutory reserves	¥ 692	¥ 1,203	¥ 1,756
Minimum
Derivatives and hedging
Ratio determining effective hedging relationship	80.00%
Maximum
Derivatives and hedging
Ratio determining effective hedging relationship	125.00%